Net finance costs - Finance income (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Net finance costs
Notional interest		R 12
Interest received	R 2,329	2,913	R 3,226
Interest received on other long-term investments	100	77	63
Interest received on loans and receivables	198	200	143
Interest income on cash and cash equivalents	2,031	2,636	3,020
Finance income per income statement	2,329	2,925	3,226
Less: notional interest		(12)
Less: interest received on tax	(29)	(95)	(15)
Finance income per the statement of cash flows	R 2,300	R 2,818	R 3,211